Senior Secured Notes (Details Textual) - USD ($)		1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 12, 2013	Aug. 29, 2014	Mar. 21, 2014	May. 22, 2013	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage					12.00%		12.00%
Legal fees			$ 128,000
Amortization of debt discount (premium)	$ 195,000			$ 204,000			$ 0	$ 142,000	$ 320,000	$ 257,000
Interest Expense, Debt									178,000
Interest Expense					$ 9,000	$ 17,000	$ 21,000	$ 212,000	483,000	351,000
Senior Notes [Member]
Debt Instrument [Line Items]
Interest Expense									$ 142,000	$ 53,000
Lambda Investors Llc [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 1,500,000	$ 1,750,000
Debt instrument, interest rate, stated percentage	12.00%	12.00%
Debt instrument, maturity date	May 12, 2014	Feb. 28, 2015
Percentage of sourcing fees	8.00%	8.00%
Transaction fees	$ 120,000	$ 140,000
Legal fees	$ 75,000	$ 38,000